Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [line items]
Schedule of Stock Options
A summary of the status of the stock options and changes in the period is as follows:

	Options outstanding (000s)	Weighted average grant date fair value $	Weighted average exercise price $	Options exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2020	4,977	—	3.07	2,965	3.47
Options issued	5,410	4.76	7.47	—	—
Exercised	(810)	1.70	1.77	—	—
Forfeited	(653)	6.19	6.24	—	—

Balance, December 31, 2021	8,924	—	4.64	3,036	3.93
Options issued	3,456	1.06	1.41	—	—
Exercised	(47)	1.22	1.59	—	—
Forfeited	(2,711)	3.56	3.51	—	—

Balance, December 31, 2022	9,622	—	3.03	3,709	3.74

Schedule of Restricted share units
The details of RSUs outstanding are as follows:

Number of RSUs (000s)

Balance, December 31, 2020	77
Converted	(30)
Expired	(5)

Balance, December 31, 2021	42
Converted	(40)
Expired	—

Balance, December 31, 2022	2

Stock Options [Member]
Disclosure of classes of share capital [line items]
Schedule of fair value of options granted
With the exception of performance-based stock options, the fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
	December 31, 2022	December 31, 2021
Risk-free interest rate	1.73 - 3.41%	0.58 - 1.46%
Expected life	5 years	5 years
Expected volatility in market price of shares	87 - 91%	84 - 87%
Expected dividend yield	0%	0%
Expected forfeiture rate	0% - 15%	0% - 15%

RSU [Member]
Disclosure of classes of share capital [line items]
Schedule of warrants

(e)	Warrants

	Warrants outstanding (000s)	Weighted average exercise price $	Warrants exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2020	5,035	1.80	4,386	1.88
Warrants issued	573	11.25	—	—
Warrants exercised	(3,618)	1.76	—	—

Balance, December 31, 2021	1,990	4.60	1,757	5.04
Warrants issued	—	—	—	—
Warrants exercised	—	—	—	—
Warrants expired	—	—	—	—

Balance, December 31, 2022	1,990	4.60	1,874	4.80

Warrants [Member]
Disclosure of classes of share capital [line items]
Schedule of fair value of options granted
The fair value of the warrants outstanding was determined upon issuance and estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
December 31, 2021
Risk-free interest rate	0.25% - 0.95%
Expected life	3 - 3.5 years
Expected volatility in market price of shares	93% - 102%
Expected dividend yield	0%
Expected forfeiture rate	0%